Fair Value Measurements (Details) - Schedule of Liabilities That Are Measured at Fair Value - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Liabilities:
Warrant liability	$ 63,600	$ 31,800
Quoted Prices in Active Markets (Level 1)
Liabilities:
Warrant liability
Significant Other Observable Inputs (Level 2)
Liabilities:
Warrant liability
Significant Other Unobservable Inputs (Level 3)
Liabilities:
Warrant liability	$ 63,600	$ 31,800